Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Carrying Amount of Goodwill

Goodwill—Changes in the carrying amount of goodwill during the year ended December 31, 2013 and December 31, 2012 are as follows:

	Continuing Operations				Discontinued Operations
	Travel Network	Airline and Hospitality Solutions	Travelocity	Total	Gross	Accumulated Impairment	Total	Total Goodwill
	(Amounts in thousands)
Balance as of December 31, 2011	$1,813,215	$285,754	$273,406	$2,372,375	$94,555	$(39,573)	$54,982	$2,427,357
Acquired	—	39,713	—	39,713	—	—	—	39,713
Adjustments(1)	(153)	22	—	(131)	595	—	595	464
Impairment	—	—	(128,708)	(128,708)	—	—	—	(128,708)
Held for Sale	(578)	—	—	(578)	—	(7,420)	(7,420)	(7,998)

Balance as of December 31, 2012	1,812,484	325,489	144,698	2,282,671	95,150	(46,993)	48,157	2,330,828
Acquired	399	—	—	399	—	—	—	399
Adjustments(1)	(197)	—	—	(197)	—	—	—	(197)
Impairment	—	—	(135,598)	(135,598)	—	—	—	(135,598)
Disposals	—	—	(9,100)	(9,100)	(48,157)	—	(48,157)	(57,257)

Balance as of December 31, 2013	$1,812,686	$325,489	$—	$2,138,175	$46,993	$(46,993)	$—	$2,138,175

(1)	Includes net foreign currency effects during the year.

Schedule of Amortization of Intangible Assets

The impairments discussed above are reflected in accumulated amortization as of December 31, 2013 and 2012.

	December 31, 2013			December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in thousands)
Trademarks and brandnames	$868,632	$(545,597)	$323,035	$868,591	$(525,358)	$343,233
Acquired customer relationships	692,863	(471,597)	221,266	693,863	(407,331)	286,532
Purchased technology	468,639	(392,013)	76,626	468,389	(338,635)	129,754
Non-compete agreements	13,325	(12,894)	431	13,325	(12,390)	935
Acquired contracts, supplier and distributor agreements	26,600	(13,400)	13,200	25,600	(10,800)	14,800

Total intangible assets	$2,070,059	$(1,435,501)	$634,558	$2,069,768	$(1,294,514)	$775,254

Schedule of Estimated Amortization of Intangible Assets Subject to Amortization

Estimated amortization expense related to intangible assets subject to amortization for each of the five succeeding years and beyond is as follows (in thousands):

2014	$104,399
2015	92,452
2016	92,474
2017	47,111
2018	31,310
2019 and thereafter	266,812

Total	$634,558